INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL
Goodwill at beginning of period	$ 1,835	$ 0
Impairment losses		0
Goodwill at end of period	1,795	1,835	$ 0
Cost:
GOODWILL
Goodwill at beginning of period	13,200	11,400	11,400
Additions from business combinations	0	1,800	0
Goodwill at end of period	13,200	13,200	11,400
Impairment:
GOODWILL
Goodwill at beginning of period	(11,400)	(11,400)	(11,400)
Impairment losses	0	0	0
Goodwill at end of period	$ (11,400)	$ (11,400)	$ (11,400)